INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2018	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income tax rate	34.00%
Accumulated deficit	$ (118,466)	$ (897,456)	$ (29,107)
Net operating loss carry forward expired	2034